DELAWARE GLOBAL VALUE FUND
Delaware Global Value Fund
DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund
(“Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R and Institutional Class
Statutory Prospectuses dated March 29, 2012

On August 23, 2012, the Board of Trustees of Delaware Group Global & International Funds voted to approve changes related to the Fund’s investment strategy in the number of securities in which the Fund may invest. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the third paragraph in the section entitled, “Fund summaries – Delaware Global Value Fund - What are the Fund’s principal investment strategies?”:

In selecting investments for the Fund:

•
The portfolio management team searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace.  These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

•
The portfolio management team believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are prices below the portfolio management team’s estimate of intrinsic value.

•
Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team.  Security selection is based on relative value comparisons, apply the portfolio management team’s understanding of industry cycles, global competitors, and company-specific variables.  The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•
The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon.  The portfolio management team constructs a portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 23, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 23, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000875610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 23, 2012
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
DELAWARE GLOBAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Global Value Fund
Supplement [Text Block]	delaware_SupplementTextBlock
DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund
(“Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R and Institutional Class
Statutory Prospectuses dated March 29, 2012

On August 23, 2012, the Board of Trustees of Delaware Group Global & International Funds voted to approve changes related to the Fund’s investment strategy in the number of securities in which the Fund may invest. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the third paragraph in the section entitled, “Fund summaries – Delaware Global Value Fund - What are the Fund’s principal investment strategies?”:

In selecting investments for the Fund:

•
The portfolio management team searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace.  These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

•
The portfolio management team believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are prices below the portfolio management team’s estimate of intrinsic value.

•
Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team.  Security selection is based on relative value comparisons, apply the portfolio management team’s understanding of industry cycles, global competitors, and company-specific variables.  The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•
The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon.  The portfolio management team constructs a portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 23, 2012.